Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Delaware Group Income Funds
Document Type	485BPOS
Document Period End Date	Jul. 31, 2018
Amendment Flag	false
Central Index Key	0000027825
DocumentEffectiveDate	Jan. 31, 2019
DocumentCreationDate	Jan. 31, 2019
Delaware Corporate Bond Fund | Class A
Document and Entity Information:
Trading Symbol	DGCAX
Delaware Corporate Bond Fund | Class C
Document and Entity Information:
Trading Symbol	DGCCX
Delaware Corporate Bond Fund | Class R
Document and Entity Information:
Trading Symbol	DGCRX
Delaware Corporate Bond Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DGCIX
Delaware Corporate Bond Fund | Class R6
Document and Entity Information:
Trading Symbol	DGCZX
Delware Extended Duration Bond Fund | Class A
Document and Entity Information:
Trading Symbol	DEEAX
Delware Extended Duration Bond Fund | Class C
Document and Entity Information:
Trading Symbol	DEECX
Delware Extended Duration Bond Fund | Class R
Document and Entity Information:
Trading Symbol	DEERX
Delware Extended Duration Bond Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DEEIX
Delware Extended Duration Bond Fund | Class R6
Document and Entity Information:
Trading Symbol	DEZRX